Prepayments and other receivables - Financial guarantee fee receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in financial guarantee fee receivables, net
Opening balance	¥ 100	¥ 47,961
Cash received	(7,816)	(45,033)
Unwinding of interest income including value-added-tax (Note 8(b))	466	5,160
Impairment (loss)/reversals (Note 8(b))	7,250	(7,988)	¥ (29,712)
Ending balance		100	47,961
Movements in the impairment loss allowance of financial guarantee fee receivables
Beginning of the year	(74)	(7,335)	(20,782)
(Additions)/Reversals	7,250	(7,988)	(29,712)
Write off/(Collection)	¥ (7,176)	15,249	43,159
End of the year		¥ (74)	¥ (7,335)